Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10257
Entity Registrant Name	BARCLAYS BANK PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	2,342,558,515
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0000312070
iPath® Bloomberg Commodity Index Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Commodity Index Total ReturnSM ETN
Trading Symbol	DJP
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Agriculture Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Agriculture Subindex Total ReturnSM ETN
Trading Symbol	JJA
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Aluminum Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Aluminum Subindex Total ReturnSM ETN
Trading Symbol	JJU
Security Exchange Name	NYSEArca
iPath® Bloomberg Cocoa Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Cocoa Subindex Total ReturnSM ETN
Trading Symbol	NIB
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Coffee Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Coffee Subindex Total ReturnSM ETN
Trading Symbol	JO
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Copper Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Copper Subindex Total ReturnSM ETN
Trading Symbol	JJC
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Cotton Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Cotton Subindex Total ReturnSM ETN
Trading Symbol	BAL
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Energy Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Energy Subindex Total ReturnSM ETN
Trading Symbol	JJE
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Grains Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Grains Subindex Total ReturnSM ETN
Trading Symbol	JJG
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Industrial Metals Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Industrial Metals Subindex Total ReturnSM ETN
Trading Symbol	JJM
Security Exchange Name	NYSEArca
iPath® Bloomberg Lead Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Bloomberg Lead Subindex Total ReturnSM ETN
Trading Symbol	LD
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Livestock Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Livestock Subindex Total ReturnSM ETN
Trading Symbol	COW
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Nickel Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Nickel Subindex Total ReturnSM ETN
Trading Symbol	JJN
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Platinum Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Platinum Subindex Total ReturnSM ETN
Trading Symbol	PGM
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Precious Metals Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Precious Metals Subindex Total ReturnSM ETN
Trading Symbol	JJP
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Softs Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Softs Subindex Total ReturnSM ETN
Trading Symbol	JJS
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Sugar Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Sugar Subindex Total ReturnSM ETN
Trading Symbol	SGG
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Tin Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Tin Subindex Total ReturnSM ETN
Trading Symbol	JJT
Security Exchange Name	NYSEArca
iPath® Series B Bloomberg Natural Gas Subindex Total ReturnSM ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Bloomberg Natural Gas Subindex Total ReturnSM ETN
Trading Symbol	GAZ
Security Exchange Name	NYSEArca
iPath® S&P GSCI® Total Return Index ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® S&P GSCI® Total Return Index ETN
Trading Symbol	GSP
Security Exchange Name	NYSEArca
iPath® Pure Beta Broad Commodity ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Pure Beta Broad Commodity ETN
Trading Symbol	BCM
Security Exchange Name	NYSEArca
iPath® Pure Beta Crude Oil ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Pure Beta Crude Oil ETN
Trading Symbol	OIL
Security Exchange Name	NYSEArca
iPath® Series B Carbon ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B Carbon ETN
Trading Symbol	GRN
Security Exchange Name	NYSEArca
iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Short-Term FuturesTM ETNs
Trading Symbol	VXX
iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Series B S&P 500 VIX Mid-Term FuturesTM ETNs
Trading Symbol	VXZ
iPath® Select MLP ETN
Entity Listings [Line Items]
Title of 12(b) Security	iPath® Select MLP ETN
Trading Symbol	ATMP
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Contact Personnel Name	GARTH WRIGHT
City Area Code	+44
Local Phone Number	(0)20 7116 3170
Contact Personnel Email Address	GARTH.WRIGHT@BARCLAYS.COM